Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade and Other Payables
	2025 $’000	2024 $’000
Trade payables	27,778	29,330
Accrued expenses	19,321	17,044
Other payables – associated entities	–	2,467
Other payables – provisional pricing adjustments (1)	–	6,505
Other payables	2,509	5,530
Total trade and other payables	49,608	60,876
Comprising:
Current	49,608	60,876
Non-current	–	–

(1)	Refer to Note 5 (a) for details on provisional pricing adjustments.